Cover Page	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	CHAMPIONS ONCOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11504
Entity Tax Identification Number	52-1401755
Entity Address, Address Line One	1 University Plaza, Suite 307
Entity Address, City or Town	Hackensack
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07601
City Area Code	201
Local Phone Number	808-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000771856
Amendment Flag	false
Document Information [Line Items]
Document Period End Date	Oct. 14, 2026